Intangible Assets, Net - Schedule of Intangible Assets, Net (Detail) - USD ($) $ in Thousands	May 31, 2024	May 31, 2023
Intangible assets with indefinite lives:
Intangible assets with indefinite lives, Gross	$ 226	$ 230
Intangible assets with finite lives:
Intangible assets, gross	49,065	49,786
Less: accumulated amortization	(31,648)	(25,555)
Exchange differences	1,255	948
Intangible assets	18,672	25,179
Trademark [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	16,005	16,221
Courseware [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	1,192	1,214
Student base [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	11,935	12,059
Favorable lease [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	648	660
License [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	415	415
Copyrights [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	2,210	2,250
Distribution channel [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	$ 16,434	$ 16,737